Pzena Small Cap Value Fund
Pzena Small Cap Value Fund
January 31, 2019

Pzena Small Cap Value Fund

A series of Advisors Series Trust

Investor Class  PZVSX

Institutional Class  PZISX

Supplement to the Summary Prospectus and Prospectus, each dated June 28, 2018

Effective January 31, 2019, Pzena Investment Management, LLC (the “Adviser”), investment advisor of the Pzena Small Cap Value Fund (the “Fund”), has contractually agreed to reduce the Fund’s Expense Caps for the Investor Class and Institutional Class to 1.45% and 1.10%, respectively, (the “Expense Caps”).  The Expense Caps will be in place at least through June 27, 2020.

Summary Prospectus and Prospectus

In connection with these reductions, the “Fees and Expenses of the Fund” section on page 1 of the Summary Prospectus and page 7 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Pzena Small Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.95%	0.95%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fee)		1.75%	1.62%
Shareholder Servicing Plan Fee		0.10%	none
Total Annual Fund Operating Expenses	[1]	2.95%	2.57%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.49%)	(1.46%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.46%	1.11%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").
[2]	Pzena Investment Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.45% of average daily net assets of the Investor Class shares and 1.10% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	149	772	1,421	3,165
Institutional Class	113	660	1,234	2,796

All other references contained in the Summary Prospectus and Prospectus to the Fund’s Expense Caps are hereby superseded by the information contained in this Supplement.

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Please retain this Supplement with the Summary Prospectus and Prospectus.